GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
GOING CONCERN [Abstract]
Net loss (income)	$ 572,792	$ 296,575	$ 3,487,541	$ 962,953	$ 3,854,004	$ 2,883,362
Net cash used in operating activities			(1,037,264)	$ (258,607)	(274,670)	(525,148)
Working capital deficit					393,182
Accumulated deficit	12,849,876		12,849,876		$ 9,362,333	$ 5,508,329
Line of credit agreement	$ 1,380,204		1,380,204
Payment to purchase common stock			$ 10,000,000